SEGMENT INFORMATION (Detail Textuals) kr in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2018 SEK (kr)	Apr. 30, 2018 USD ($)	Apr. 30, 2017 SEK (kr)	Apr. 30, 2016 SEK (kr)
Disclosure of operating segments [line items]
Sales of goods	kr 630		kr 0	kr 1,207
Non-current assets	487,565		471,464
Oasmia's Russian partner
Disclosure of operating segments [line items]
Royalty revenue from distribution rights	1,595	$ 200
Royalty revenues under sale of goods	782
Sweden
Disclosure of operating segments [line items]
Non-current assets	483,297		466,474	437,297
Other countries
Disclosure of operating segments [line items]
Non-current assets	kr 4,268		kr 4,990	kr 5,713